NOTE 4 COMMON STOCK	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
EQUITY

The Company is authorized to issue 25,000,000 preferred shares at a par value of $0.001 per share. These shares have full voting rights.  At December 31, 2012 and December 31, 2011, there were zero shares outstanding.

The Company is authorized to issue 50,000,000 common shares at a par value of $0.001 per share. These shares have full voting rights.  At December 31, 2012 and December 31, 2011, there were 7,755,400 and 7,755,400 shares outstanding, respectively.

The Company does not have any stock option plans or warrants.